SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Exercise price		$ 1.41
Dividend yield		0.00%	0.00%	0.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Incremental fair value of options	$ 1,471
Dividend yield	0.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Early exercise multiple	2.50
Risk free interest rate	1.70%
Expected Volatility	51.00%
Forfeiture rate post vesting	17.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Early exercise multiple	3.00
Risk free interest rate	2.30%
Expected Volatility	57.00%
Forfeiture rate post vesting	23.00%
Directors, and Executive Officers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Option grant	8,050,176
Exercise price	$ 1.08